Changes in accounting policies	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Changes in accounting policies	Changes in accounting policies:
The Corporation has consistently applied the accounting policies set out in note 4 to all periods presented in these consolidated financial statements.
A number of new standards and interpretations became effective from January 1, 2021 however, they did not have a material impact on the Corporation's consolidated financial statements.